Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Note Payable[Abstract]
Schedule of convertible notes payble
Type	Collateral (If any)	Interest Rate	Monthly Payment	Maturity	2014	2013
Laurus Master Fund	None	5.00%	$-	May-13	$535,559	$529,309

Type	Collateral (If any)	Interest Rate	Monthly Payment	Maturity	2013	2012
Laurus Master Fund	None	5.00%	$-	May-13	$529,309	$504,309

Schedule of notes payable
Type	Collateral (if any)	Interest Rate	Monthly Payments	Maturity	2014	2013
Private	None	10.00%	$-	May-13	$-	$20,000
Private	None	5.00%	$-	Demand	-	5,000
Notes payable NACSV former member	None	7.00%	$-	Demand	291,498	-
NACSV premium finance agreement	None	7.84%	$2,845	Nov -14	13,955
Notes payable					$305,453	$25,000

Type	Collateral (if any)	Interest Rate	Monthly Payments	Maturity	2013	2012
Private	Assets	8.25%	$-	May-13	$-	$375,100
Private	None	10.00%	$-	May-13	20,000	50,000
Private	None	10.00%	$-	Dec -13	-	37,500
Private	None	5.00%	$-	Demand	5,000	5,000
					25,000	467,600
Less: Unamortized debt discount					-	(350,000)
Notes payable					$25,000	$117,600